Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2023
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
The following table presents the changes in Accumulated OCI, net of tax and net of noncontrolling interests, for the fiscal years ended March 31, 2021, 2022 and 2023:

	2021	2022	2023
	(in millions)
Accumulated other comprehensive income (loss), net of taxes:
Net unrealized gains (losses) on investment securities:
Balance at beginning of fiscal year	¥(344,785)	¥(383,004)	¥(674,230)
Net change during the fiscal year	(38,253)	(291,226)	(227,053)
Effect of adopting new guidance on measurement of credit losses on financial instruments	34	—	—
Elimination of the difference in reporting periods of the transferred business (Note 2)	—	—	17,817
Balance at end of fiscal year	¥(383,004)	¥(674,230)	¥(883,466)
Net debt valuation adjustments:
Balance at beginning of fiscal year	¥45,502	¥(37,862)	¥(14,538)
Net change during the fiscal year	(83,364)	23,324	17,806
Balance at end of fiscal year	¥(37,862)	¥(14,538)	¥3,268
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Balance at beginning of fiscal year	¥(13,343)	¥19,029	¥5,969
Net change during the fiscal year	32,372	(13,060)	5,140
Elimination of the difference in reporting periods of the transferred business (Note 2)	—	—	(10,515)
Balance at end of fiscal year	¥19,029	¥5,969	¥594
Defined benefit plans:
Balance at beginning of fiscal year	¥(337,918)	¥(20,382)	¥29,124
Net change during the fiscal year	317,536	49,506	6,773
Elimination of the difference in reporting periods of the transferred business (Note 2)	—	—	(27,593)
Balance at end of fiscal year	¥(20,382)	¥29,124	¥8,304
Foreign currency translation adjustments:
Balance at beginning of fiscal year	¥230,127	¥132,738	¥880,708
Net change during the fiscal year	(97,389)	747,970	834,784
Balance at end of fiscal year	¥132,738	¥880,708	¥1,715,492
Balance at end of fiscal year	¥(289,481)	¥227,033	¥844,192
The following table presents the before tax and net of tax changes in each component of Accumulated OCI for the fiscal years ended March 31, 2021, 2022 and 2023:

	2021			2022			2023
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Net unrealized gains (losses) on investment securities:
Net unrealized losses on investment securities	¥(69,247)	¥(599)	¥(69,846)	¥(347,106)	¥76,360	¥(270,746)	¥(600,339)	¥159,480	¥(440,859)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests	(383)	(547)	(930)	(2,015)	11,268	9,253	337,313	(99,409)	237,904
Elimination of the difference in reporting periods of the transferred business (Note 2)	—	—	—	—	—	—	(24,147)	6,330	(17,817)
Net change	(69,630)	(1,146)	(70,776)	(349,121)	87,628	(261,493)	(287,173)	66,401	(220,772)
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests			(32,523)			29,733			6,281
Net unrealized losses on investment securities attributable to Mitsubishi UFJ Financial Group			(38,253)			(291,226)			(227,053)
Net debt valuation adjustments:
Net debt valuation adjustments	(126,007)	38,584	(87,423)	32,735	(10,025)	22,710	25,220	(7,722)	17,498
Reclassification adjustment for losses included in net income (loss) before attribution of noncontrolling interests	5,851	(1,792)	4,059	885	(271)	614	444	(136)	308
Net change	(120,156)	36,792	(83,364)	33,620	(10,296)	23,324	25,664	(7,858)	17,806
Net debt valuation adjustments attributable to noncontrolling interests			—			—			—
Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group			(83,364)			23,324			17,806
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	44,255	(12,359)	31,896	(5,542)	1,825	(3,717)	(38,278)	10,600	(27,678)
Reclassification adjustment for losses (gains) included in net income (loss) before attribution of noncontrolling interests	164	115	279	(12,200)	3,143	(9,057)	31,019	(8,458)	22,561
Elimination of the difference in reporting periods of the transferred business (Note 2)	—	—	—	—	—	—	14,251	(3,736)	10,515
Net change	44,419	(12,244)	32,175	(17,742)	4,968	(12,774)	6,992	(1,594)	5,398

	2021			2022			2023
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to noncontrolling interests			(197)			286			258
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group			32,372			(13,060)			5,140
Defined benefit plans:
Defined benefit plans	436,435	(133,404)	303,031	62,946	(17,350)	45,596	(129,100)	37,654	(91,446)
Reclassification adjustment for losses included in net income (loss) before attribution of noncontrolling interests	22,504	(6,479)	16,025	7,042	(1,689)	5,353	98,428	(27,313)	71,115
Elimination of the difference in reporting periods of the transferred business (Note 2)	—	—	—	—	—	—	37,257	(9,664)	27,593
Net change	458,939	(139,883)	319,056	69,988	(19,039)	50,949	6,585	677	7,262
Defined benefit plans attributable to noncontrolling interests			1,520			1,443			489
Defined benefit plans attributable to Mitsubishi UFJ Financial Group			317,536			49,506			6,773
Foreign currency translation adjustments:
Foreign currency translation adjustments	(61,085)	(14,370)	(75,455)	853,517	(98,059)	755,458	958,705	(94,056)	864,649
Reclassification adjustment for gains included in net income (loss) before attribution of noncontrolling interests	(57,534)	17,738	(39,796)	(4,296)	1,317	(2,979)	(24,424)	7,480	(16,944)
Net change	(118,619)	3,368	(115,251)	849,221	(96,742)	752,479	934,281	(86,576)	847,705
Foreign currency translation adjustments attributable to noncontrolling interests			(17,862)			4,509			12,921
Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group			(97,389)			747,970			834,784
Other comprehensive income attributable to Mitsubishi UFJ Financial Group			¥130,902			¥516,514			¥637,450
The following table presents the effect of the reclassification of significant items out of Accumulated OCI on the respective line items of the accompanying consolidated statements of operations for the fiscal years ended March 31, 2021, 2022 and 2023:

	2021	2022	2023
Details of Accumulated OCI components	Amount reclassified out of Accumulated OCI			Line items in the consolidated statements of operations
	(in millions)
Net unrealized losses (gains) on investment securities
Net losses (gains) on sales and redemptions of Available-for-sale debt securities	¥6,410	¥(48,637)	¥(2,682)	Investment securities gains (losses)—net
Impairment losses on investment securities	6	47,069	359,629	Investment securities gains (losses)—net
Gain on sale of MUFG Union Bank (Note 2)	—	—	(28,251)	Gain on sale of MUFG Union Bank
Other	(6,799)	(447)	8,617
	(383)	(2,015)	337,313	Total before tax
	(547)	11,268	(99,409)	Income tax expense (benefit)
	¥(930)	¥9,253	¥237,904	Net of tax
Net debt valuation adjustments	¥5,851	¥885	¥444	Equity in earnings of equity method investees—net or Other non-interest income
	5,851	885	444	Total before tax
	(1,792)	(271)	(136)	Income tax expense (benefit)
	¥4,059	¥614	¥308	Net of tax
Net unrealized losses (gains) on derivatives qualifying for cash flow hedges Interest rate contracts
Interest rate contracts	¥(3,579)	¥(12,017)	¥(4,447)	Interest income on Loans, including fees
Foreign exchange contracts	3,743	(183)	(1,419)	Interest expense on Long-term debt or Foreign exchange gains—net
Gain on sale of MUFG Union Bank (Note 2)	—	—	36,885	Gain on sale of MUFG Union Bank
	164	(12,200)	31,019	Total before tax
	115	3,143	(8,458)	Income tax expense (benefit)
	¥279	¥(9,057)	¥22,561	Net of tax
Defined benefit plans
Net actuarial loss(1)	¥28,787	¥17,279	¥9,135	Other non-interest expenses
Prior service cost(1)	(4,267)	(4,467)	(4,952)	Other non-interest expenses
Loss (gain) on settlements and curtailment, and other(1)	(2,016)	(5,770)	79,850	Other non-interest income or expenses
Gain on sale of MUFG Union Bank (Note 2)	—	—	14,395	Gain on sale of MUFG Union Bank
	22,504	7,042	98,428	Total before tax
	(6,479)	(1,689)	(27,313)	Income tax expense (benefit)
	¥16,025	¥5,353	¥71,115	Net of tax
Foreign currency translation adjustments	¥(57,561)	¥(4,303)	¥(24,424)	Other non-interest income
	27	7	—	Other non-interest expenses
	(57,534)	(4,296)	(24,424)	Total before tax
	17,738	1,317	7,480	Income tax expense (benefit)
	¥(39,796)	¥(2,979)	¥(16,944)	Net of tax
Total reclassifications for the period	¥(29,398)	¥(10,584)	¥442,780	Total before tax
	9,035	13,768	(127,836)	Income tax expense (benefit)
	¥(20,363)	¥3,184	¥314,944	Net of tax

Note:
(1)These Accumulated OCI components are components of net periodic benefit cost. See Note 13 for more information.